CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 5,445,333	$ 8,860,491	$ 19,493,171
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,142,445	2,252,552	1,996,753
Depreciation and amortization	2,234,816	2,629,532	2,320,731
Share of profit in equity method investees, net of gain/loss on disposals	(207,766)	(1,139,650)	(4,224,281)
Deferred income taxes	630,339	424,099	(812,262)
Loss on disposal of property and equipment	62,811	3,891	12,325
Write-off of other receivable			(155,171)
Provision of allowance for doubtful accounts	313,851
Loss from impairment on acquired intangible assets	1,046,173
Loss from impairment on investment in an equity investee	370,407
Changes in assets and liabilities:
Accounts receivable	(330,538)	(948,526)	(984,291)
Inventories	(155,441)	(41,316)
Due from related parties	(1,499,362)	16,608	(202,267)
Prepayments and other current assets	(775,819)	(232,860)	360,721
Other assets	(921,629)	(565,770)	(713,993)
Accounts payable	1,115,282	212,806	(122,878)
Income taxes payable	(352,504)	(2,237,032)	2,187,076
Due to related parties	280,255	76,613	(25,711)
Advance from customers	(1,181,320)	(2,081,132)	1,539,111
Deferred revenue	279,311	(851,429)	2,129,741
Accrued expenses and other current liabilities	858,830	160,218	(412,638)
Return on investment in equity investees	581,238	623,120
Net cash provided by operating activities	9,936,712	7,162,215	22,386,137
Investing activities:
Purchases of short-term investment	(2,992,343)
Purchases of property and equipment	(1,432,161)	(336,612)	(826,122)
Purchases of intangible asset	(853,939)	(1,398,020)	(1,233,020)
Prepayments for land use rights and building purchase	(2,963,461)
Lending of loans receivable		(79,548)
Lending to a related party		(76,366)
Collection of amounts due from related party		76,366
Cash paid to acquire equity investees	(6,529,154)	(6,957,520)	(1,118,538)
Proceeds from sale of equity method investees		1,041,124	3,885,000
Net cash provided by (used in) investing activities	(14,771,058)	(7,730,576)	707,320
Financing activities:
Proceeds from issuance of ordinary shares			69,414,516
Issuance cost of ordinary shares		(340,713)	(6,943,426)
Cash dividends paid			(8,950,000)
Proceeds from exercise of share options	1,046,021	275,825
Capital contribution from noncontrolling interest		78,979
Repurchase of ordinary shares	(2,144,386)	(1,681,520)	(562,502)
Net cash provided by (used in) financing activities	(1,098,365)	(1,667,429)	52,958,588
Effect of exchange rate changes	1,612,811	127,564	1,539,719
Net increase (decrease) in cash and cash equivalents	(4,319,900)	(2,108,226)	77,591,764
Cash and cash equivalents, beginning of the year	118,570,672	120,678,898	43,087,134
Cash and cash equivalents, end of the year	114,250,772	118,570,672	120,678,898
Supplemental disclosure of cash flow information:
Income taxes paid	1,528,394	950,028	352,255
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses			80,942
Initial public offering costs not yet paid			761,894
Repurchases of ordinary shares included in accrued expenses		$ 87,615	$ 14,343